NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations (Details) - USD ($)	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues	$ 21,936,634			$ 64,702,018	$ 16,516,739			$ 44,910,006	$ 65,055,661	$ 46,842,717	$ 64,702,018	$ 44,910,006
Cost of revenues	20,621,674			63,168,303	15,675,687			43,947,654	62,410,367	45,469,730	63,168,303	43,947,654
Gross profit	1,314,960			1,533,715	841,052			962,352	2,645,294	1,372,987	1,533,715	962,352
Operating expenses
Operating loss	58,813			(2,983,916)	(116,143)			(3,212,015)	(744,803)	(2,291,486)	(2,983,916)	(3,212,015)
Other expense	(31,501)			$ (880,085)	4,925			$ (3,487,315)	(38,073)	(820,593)	(880,085)	(3,487,315)
Net loss attributed to stockholders of iQSTEL Inc.	$ (68,863)	$ (351,180)	$ (554,970)		$ (198,954)	$ (987,376)	$ (1,942,391)		(975,013)	(3,128,721)	$ (3,837,773)	$ (6,573,891)
Pro Forma Acquisitions [Member]
Business Acquisition [Line Items]
Revenues									69,165,130	59,028,492
Cost of revenues									66,683,557	56,430,726
Gross profit									2,481,573	2,597,766
Operating expenses
Operating loss									(1,840,953)	(2,127,091)
Other expense									(38,073)	(820,593)
Net loss attributed to stockholders of iQSTEL Inc.									$ (1,879,026)	$ (2,947,684)